Annual Fund Operating Expenses - ETF - Vanguard ESG International Stock ETF - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%